Going Concern	9 Months Ended	12 Months Ended
	Mar. 31, 2020	Jun. 30, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Going Concern

NOTE 2 –GOING CONCERN

The accompanying unaudited condensed consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The Company has incurred an accumulated deficit of $50,162,000 through March 31, 2020 and a net loss of $3,965,000 and $11,086,000 for the three and nine months ended March 31, 2020, respectively. To date, the Company’s revenues and operating cash flows have not been sufficient to sustain its operations and the Company has relied on debt and equity financing to fund its operations. These factors raise substantial doubt about the Company’s ability to continue as a going concern for the twelve months following the filing date of this Quarterly Report on Form 10-Q, May 12, 2020. As of March 31, 2020, the Company had a cash balance of $106,000 and will need to raise additional capital in the near future. The Company’s ability to continue as a going concern is dependent upon its ability to raise additional capital on a timely basis until such time as revenues and related cash flows are sufficient to fund its operations. The ongoing COVID-19 pandemic may adversely impact our ability to raise capital under reasonable terms or at all.

Management has undertaken steps as part of a plan to improve operations with the goal of sustaining its operations. These steps include (a) developing additional products to cater to the Class 1 and Class 2 industrial equipment markets; and (b) expanding its sales force throughout the United States to increase revenues. In that regard, the Company has increased its research and development efforts to focus on completing the development of energy storage solutions that can be used on larger forklifts and has also doubled its sales force since December 2016 with personnel having significant experience in the industrial equipment handling industry.

Management also plans to raise additional capital through the sale of equity securities through private placements and public offerings, convertible debt placements and the utilization of its existing related-party credit facility.

On December 31, 2019, the promissory notes issued by the Company in connection with the Company’s line of credit with Esenjay Investments, LLS (“Esenjay”), a related party, Cleveland Capital L.P., a Delaware limited partnership and our minority stockholder (“Cleveland”), and six (6) additional lenders (together with Esenjay and Cleveland, the “Lenders”) were amended to (i) increase the maximum principal amount available under line of credit from $10,000,000 to $12,000,000, (ii) capitalize all accrued and unpaid interest to the principal amount as of December 31, 2019, and (iii) extend the maturity date from December 31, 2019 to June 30, 2020. In addition, on December 31, 2019, the Company granted a right to each of the Lenders to convert their respective promissory note under the line of credit into shares of the Company’s common stock at any time after the close of the next financing of the Company of at least $1,000,000 on or after December 31, 2019, and on or before the maturity date. The outstanding principal balance as of March 31, 2020 was $11,591,000 of which Esenjay has $6,566,000 outstanding, Cleveland has $2,204,000 outstanding, and other six (6) other lenders have an aggregate of $2,821,000 outstanding. (see Note 4-Credit Facility).

In connection with an outstanding loan from Cleveland to the Company in the principal amount of $1,000,000, the Company entered into a Fourth Amendment to the Unsecured Promissory Note dated December 3, 2019, to extend the maturity date from March 31, 2020 to April 30, 2020. Pursuant to a Fifth Amendment to the Unsecured Promissory Note dated April 30, 2020, the maturity date was subsequently amended to extend the maturity date to May 31, 2020. All accrued and unpaid interest as of March 31, 2020 was capitalized to the principal amount. The outstanding principal balance of the Cleveland Loan as of March 31, 2020 was $1,115,000. (see Note 4-Cleveland Loan).

On March 9, 2020, the Company and Esenjay entered into a convertible promissory note in the amount of $750,000 (the “Esenjay Convertible Note”). The Esenjay Convertible Note bears an interest rate of 15.0% per annum and indebtedness under such note is convertible into shares of common stock of the Company at any time upon consummation of an offering of equity securities of at least $1,000,000 before the maturity date. As of March 31, 2020, the outstanding principal balance was $750,000 (see Note 4-Esenjay Loan).

There is no guarantee the Company will be able to obtain the additional required funds on a timely basis or that funds will be available on terms acceptable to it. If such funds are not available when required, management will be required to curtail its investments in additional sales and marketing and product development, which may have a material adverse effect on its future cash flows and results of operations, and its ability to continue operating as a going concern. The accompanying financial statements do not include any adjustments that would be necessary should the Company be unable to continue as a going concern and, therefore, be required to liquidate its assets and discharge its liabilities in other than the normal course of business and at amounts that may differ from those reflected in the accompanying condensed consolidated financial statements.

NOTE 2 - GOING CONCERN

The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The Company has incurred an accumulated deficit of $39,076,000 through June 30, 2019 and a net loss of $12,414,000 for the year ended June 30, 2019. To date, the Company’s revenues and operating cash flows have not been sufficient to sustain its operations and we have relied on debt and equity financing to fund its operations. These factors raise substantial doubt about the Company’s ability to continue as a going concern for the twelve months following the date of our Annual Report on Form 10-K, September 12, 2019. The Company’s ability to continue as a going concern is dependent upon its ability to raise additional capital on a timely basis until such time as revenues and related cash flows are sufficient to fund its operations.

Management has undertaken steps as part of a plan to improve operations with the goal of sustaining its operations. These steps include (a) developing additional products to cater to the Class 1 and Class 2 industrial equipment markets; and (b) expand its sales force throughout the United States. In that regard, the Company has increased its research and development efforts to focus on completing the development of energy storage solutions that can be used on larger fork lifts and has also doubled its sales force since December 2016 with personnel having significant experience in the industrial equipment handling industry.

Management also plans to raise additional capital through the sale of equity securities through private placements, convertible debt placements and the utilization of its existing related-party credit facility.

On March 31, 2019, the Company amended its line of credit with Esenjay, a related party, to: (i) increase the maximum principal amount available under line of credit from $5,000,000 to $7,000,000 (LOC), (ii) add Cleveland, our minority stockholder, as an additional lender to the LOC pursuant to which each lender has a right to advance a pro rata amount of the principal amount available under the LOC, (iii) extend the maturity date from March 31, 2019 to December 31, 2019, and (iv) to provide for additional parties to become a lender under the LOC. $6,405,000 remains outstanding under the LOC as of June 30, 2019, and $595,000 is available for future draws with all parties combined. Esenjay has contributed $2,405,000, Cleveland $2,000,0000, Winn Exploration Co. $1,000,000, Otto Candies Jr. $500,000, Paul Candies $250,000 and Brett Candies $250,000.

Although management believes that the additional required funding will be obtained, there is no guarantee the Company will be able to obtain the additional required funds on a timely basis or that funds will be available on terms acceptable to us. If such funds are not available when required, management will be required to curtail its investments in additional sales and marketing and product development resources, and capital expenditures, which may have a material adverse effect on its future cash flows and results of operations, and its ability to continue operating as a going concern. The accompanying financial statements do not include any adjustments that would be necessary should the Company be unable to continue as a going concern and, therefore, be required to liquidate its assets and discharge its liabilities in other than the normal course of business and at amounts that may differ from those reflected in the accompanying consolidated financial statements.